Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2017
Equity [Abstract]
Schedule of Warrant Activity

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2015	5,035,156
Issued	20,376,219
Exercised	(2,898,670)
Expired	(15,456,279)
Outstanding at July 31, 2016	7,056,426
Issued	1,724,235
Exercised	(347,451)
Expired/Cancelled	(129,374)
Outstanding at July 31, 2017	8,303,836

Schedule of Warrants Outstanding

The following table summarizes information related to warrants outstanding at July 31, 2017:

Expiration	Exercise
Date	Price	Shares
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
08/29/19	$0.75	4,104,980
11/23/20	$0.45	1,986,101
12/01/21	$1.25	1,176,472
12/01/21	$1.28	117,647
01/23/22	$1.25	396,469
01/23/22	$1.28	33,647
		8,303,836